Investments in an Equity Investee (Details) - Schedule of investments in equity investees - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 25, 2020	Oct. 14, 2019
Investments in an Equity Investee (Details) - Schedule of investments in equity investees [Line Items]
% of ownership		100.00%	20.00%
Less: Impairment of investment in Hangzhou Yihe	$ (410,000)
Investment, total
Hangzhou Yihe Network Technology Co., Ltd. (“Hangzhou Yihe”) [Member]
Investments in an Equity Investee (Details) - Schedule of investments in equity investees [Line Items]
Investment	$ 410,000
% of ownership	20.00%
Investment dates	Dec. 17, 2019